Current Financial Assets and Cash and Cash Equivalents - Summary of Current Financial Assets and Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2019		Jan. 01, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	$ 20,385	[1]	$ 388	$ 388
Cash and cash equivalents	340,522	[1]	$ 451,501	451,501	[1]	$ 256,380	$ 254,568
Carrying Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	20,385			388
Cash and cash equivalents	340,522			451,501
Current financial assets and cash and cash equivalents	360,907			451,889
Estimated Fair Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	20,385			388
Cash and cash equivalents	340,522			451,501
Current financial assets and cash and cash equivalents	$ 360,907			$ 451,889

[1]	The 2019 Consolidated Financial Statements have been prepared according to the new IFRS 16 “Leases” standard with a new “right-of-use assets” category and a resulting significant increase of “lease debts” compared to the previous period (see note 2.2 for discussion of the application of IFRS 16 “Leases” from January 1, 2019 under the modified retrospective transition method). Prior periods have not been restated for the adoption.